INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at ending		$ 23,690	$ 2,471
Additions		203	21,703
Foreign exchange		(1,417)	(484)
Reduction of deferred consideration		(4,639)
Write-down of intangible asset		(345)
Balance at ending		17,492	23,690
Balance at ending		1,337	763
Depreciation		2,051	570
Foreign exchange		(169)	4
Balance at ending		3,219	1,337
Carrying Value		14,273	22,353
Purchased Intellectual Property [Member]
IfrsStatementLineItems [Line Items]
Balance at ending	[1]	20,285	1,248
Additions	[1]		19,495
Foreign exchange	[1]	(1,593)	(458)
Reduction of deferred consideration	[1]	(4,639)
Write-down of intangible asset	[1]
Balance at ending	[1]	14,053	20,285
Balance at ending	[1]	983	506
Depreciation	[1]	1,954	473
Foreign exchange	[1]	(142)	4
Balance at ending	[1]	2,795	983
Carrying Value	[1]	11,258	19,302
Developed Intellectual Property [Member]
IfrsStatementLineItems [Line Items]
Balance at ending		2,156	441
Additions		203	1,720
Foreign exchange		262	(5)
Reduction of deferred consideration
Write-down of intangible asset
Balance at ending		2,621	2,156
Balance at ending
Depreciation		3
Foreign exchange
Balance at ending		3
Carrying Value		2,618	2,156
Software [Member]
IfrsStatementLineItems [Line Items]
Balance at ending		1,249	782
Additions			488
Foreign exchange		(86)	(21)
Reduction of deferred consideration
Write-down of intangible asset		(345)
Balance at ending		818	1,249
Balance at ending		354	257
Depreciation		94	97
Foreign exchange		(27)
Balance at ending		421	354
Carrying Value		$ 397	$ 895

[1]	On June 10, 2015, the Company entered into a compensation for services agreement with a customer to formalize compensation for the services provided in the development of the Vicinity bus. On September 29, 2017, the Company entered into a new agreement and terminated the prior service agreement. Under the new agreement, the previously accrued royalty payable to the customer and all future royalty payments are removed in exchange for the delivery of up to 8 buses over the next 8 years without payment to the Company. The new agreement is an intangible asset as it represents the acquisition of the customer’s interest in the intellectual property of the Vicinity Bus represented by the royalty. The intangible asset is being amortized over an 8-year period representing the useful life of the intellectual property related to the Vicinity bus.